MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.46

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
	47085	Securitized	1	1	1	1				Verified credit history - Borrower has xxxx credit depth;
48604	Approved	2	2	1	1	Verified reserves - xxxx months verified PITIA reserves exceeds the required PITIA of xxxx months. ;	CRED 0010 LTV Exceeds Max Allowed - Updated xxxx: Lender provided exception dated xxxx; no new documentation provided; therefore, finding remains.

											85% LTV exceeds maximum of 75% for primary purchase of $xxxx loan with minimum xxxx FICO for bank statement doc program. - Lender Acknowledged Exception		CRED 0082 Income Documentation is Insufficient - Missing statements for xxxx ending in xxxx for xxxx and xxxx. - xxxx Lender provided the May & Nov '20 statements.
48295	Sold	1	1	1	1	Verified reserves - 180 months verified PITI reserves exceeds required of 12 months by 168 months.; Verified credit history - Mid FICO score of 720 exceeds the minimum required of 620 by 100 points for a 65% maximum LTV cash-out refinance.

;	HUD 0001 Missing Final HUD-1 - Missing copy of the Final Settlement Statement/CD. - xxxx Final Settlement Statement Received.

CRED 0096 Missing proof of PITI payment on non-subject property - Borrower has closed 5 concurrent refinance transactions with the lender.  Missing copies of the Notes/Final Settlement Statements to verify the final Loan Amount / PITIA / Cash to/from the borrower.

 - xxxx Recd copies of the Notes/Final Settlement Statements for all concurrent refinance transactions.

48296	Sold	1	1	1	1	Verified reserves - xxxx months verified PITI reserves exceeds required of 12 months by xxxx months.; Verified credit history - Mid FICO score of xxx exceeds the minimum required of xxx by xxx points for a 65% maximum LTV cash-out refinance.;	CRED 0096 Missing proof of PITI payment on non-subject property - Borrower has closed 5 concurrent refinance transactions with the lender. Missing copies of the Notes/Final Settlement Statements to verify the final Loan Amount / PITIA / Cash Required to Close.

 - xxxx Recd copies of the Notes/Final Settlement Statements for all concurrent refinance transactions.

HUD 0001 Missing Final HUD-1 -  Missing Final HUD-1/CD. - xxxx Final Settlement Statement received.

48297	Sold	1	1	1	1	Verified reserves - xxxx months verified PITI reserves exceeds required of 12 months by xxxx months.; Verified credit history - Mid FICO score of xxxx exceeds the minimum required of xxxx by 80 points for a 70% LTV maximum cash-out refinance.;	HUD 0001 Missing Final HUD-1 - Missing Final HUD-1/CD. - xxxx Final settlement statement received.

CRED 0096 Missing proof of PITI payment on non-subject property - Borrower has closed 5 concurrent refinance transactions with the lender.  Missing copies of the Notes/Final Settlement Statements to verify the final Loan Amount / PITIA / Cash Required to Close for each of the transactions.

 - xxxx Recd copies of the Notes/Final Settlement Statements for all concurrent refinance transactions.

48298	Sold	1	1	1	1	Verified reserves - xxxx months verified PITI reserves exceeds required of 12 months by xxxx months.; Verified credit history - Mid FICO score of xxxx exceeds the minimum required of xxxx by 80 points for a 70% LTV maximum cash-out refinance.;	CRED 0096 Missing proof of PITI payment on non-subject property - Borrower has closed 5 concurrent refinance transactions with the lender. Missing copies of the Notes/Final Settlement Statements to verify the final Loan Amount / PITIA / Cash Required to Close. - xxxx Recd copies of the Notes/Final Settlement Statements for all concurrent refinance transactions.

HUD 0001 Missing Final HUD-1 - Missing copy of the final executed Alta Settlement Statement / CD. - xxxx Recd CTC  of the final Alta Settlement Statement .